Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Regulatory Assets and Liabilities [Abstract]
Regulatory Assets
As at December 31 December 31
millions of dollars

2023 2022
Regulatory assets
Deferred income tax regulatory assets $

1,233 $

1,166
TEC capital cost recovery for early retired assets

671

674
NSPI FAM

395

307
Pension and post-retirement medical plan

364

369
Cost recovery clauses

151

707
Deferrals related to derivative instruments

88

30
Storm cost recovery clauses

52

138
Environmental remediations

26

27
Stranded cost recovery

25

27
NMGC winter event gas cost recovery -

69
Other

100

106
$

3,105 $

3,620
Current $

339 $

602
Long-term

2,766

3,018
Total regulatory assets

$

3,105 $

3,620
Regulatory liabilities
Accumulated reserve – COR

849

895
Deferred income tax regulatory liabilities

830

877
Cost recovery clauses

32

70
BLPC Self-insurance fund ("SIF") (note 32)

29

30
Deferrals related to derivative instruments

17

230
NMGC gas hedge settlements (note 18) -

162
Other

15

9
$

1,772 $

2,273
Current $

168 $

495
Long-term

1,604

1,778
Total regulatory liabilities $

1,772 $

2,273

Regulatory Liabilities
As at December 31 December 31
millions of dollars

2023 2022
Regulatory assets
Deferred income tax regulatory assets $

1,233 $

1,166
TEC capital cost recovery for early retired assets

671

674
NSPI FAM

395

307
Pension and post-retirement medical plan

364

369
Cost recovery clauses

151

707
Deferrals related to derivative instruments

88

30
Storm cost recovery clauses

52

138
Environmental remediations

26

27
Stranded cost recovery

25

27
NMGC winter event gas cost recovery -

69
Other

100

106
$

3,105 $

3,620
Current $

339 $

602
Long-term

2,766

3,018
Total regulatory assets

$

3,105 $

3,620
Regulatory liabilities
Accumulated reserve – COR

849

895
Deferred income tax regulatory liabilities

830

877
Cost recovery clauses

32

70
BLPC Self-insurance fund ("SIF") (note 32)

29

30
Deferrals related to derivative instruments

17

230
NMGC gas hedge settlements (note 18) -

162
Other

15

9
$

1,772 $

2,273
Current $

168 $

495
Long-term

1,604

1,778
Total regulatory liabilities $

1,772 $

2,273